Discontinued Operations (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2006	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2004
Discontinued Operations [Line Items]
Other Revenue, Net		$ 73,000	$ 170,000	$ 250,000
License and Research Revenue		2,782,000	3,026,000	6,724,000
Supply Agreement, Total Funding	$ 8,100,000
Minimum Amount On Supply And Services Of Products		22,500,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		5,007,000	0	0
Stock Issued During Period, Value, Acquisitions		$ 13,050,000
Recipharm AB [Member]
Discontinued Operations [Line Items]
Percentage Of Margin On Costs Incurred On Services		20.00%
Recipharm AB [Member] | Equity Securities [Member]
Discontinued Operations [Line Items]
Stock Issued During Period, Value, Acquisitions		$ 13,000,000
Equity Method Investment, Ownership Percentage		2.30%
Pessac Business [Member]
Discontinued Operations [Line Items]
Proceeds from Divestiture of Businesses		$ 13,200,000
Contribution For Potential Employee Obligations		700,000
Discontinued Operation, Gain (Loss) from Disposal of Discontinued Operation, before Income Tax		5,000,000
Buildings And Fixtures [Member]
Discontinued Operations [Line Items]
Payments to Acquire Productive Assets		8,188,000
Equipment And Asscociated Costs [Member]
Discontinued Operations [Line Items]
Payments to Acquire Productive Assets		11,138,000
Glaxo Smith Kline [Member]
Discontinued Operations [Line Items]
Proceeds From Production Facilities					$ 20,717,000
Undisclosed Partners [Member]
Discontinued Operations [Line Items]
License and Research Revenue		2,000,000	3,500,000	2,600,000
Coreg Sales [Member]
Discontinued Operations [Line Items]
Proceeds From Production Facilities		6,300,000	6,800,000	6,900,000
Other Revenue, Net		$ 6,700,000	$ 8,000,000	$ 9,100,000